Preferred Stock (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2019	Aug. 31, 2019
Class of Stock [Line Items]
Shares authorized					50,000,000
Preferred stock, shares outstanding	0		0	8,000,000
Conversion Ratio Description	The effective conversion rate as of December 31, 2020 and 2019 was 1:1.
Debt issuance costs	$ 87,949	$ 23,852
Common Stock [Member]
Class of Stock [Line Items]
Gross proceed	$ 20,000,000
Units issued during the period, shares
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized					6,615,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001		$ 1
Preferred stock, shares outstanding	6,615,000	6,615,000	6,615,000
Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized					2,525,800
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001		$ 1.88
Preferred stock, shares outstanding	2,525,800	2,525,800	2,525,800
Series A-2 Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized					4,039,963
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001		$ 3.00
Preferred stock, shares outstanding	4,039,963	4,039,963	4,039,963
Series A-2A Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized					3,333,333
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 3.00
Preferred stock, shares outstanding	3,333,333		3,333,333
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized					8,571,429
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001		$ 3.50
Preferred stock, shares outstanding	4,090,540	1,236,786	4,090,540
Units issued during the period, shares	2,853,754	1,236,786
Gross proceeds from IPO	$ 9,988,155	$ 4,328,752